Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	$ 3,702	$ 4,193
Less: Deferred finance costs, net	(6,767)	(7,461)
Total other financial liabilities	1,485,035	1,380,648
Less: Current portion of other financial liabilities	(193,685)	(175,062)
Add: Deferred finance costs, current portion	2,082	2,126
Financial Liabilities Net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	174,905	0
Less: Deferred finance costs, net	(2,544)	0
Total other financial liabilities	172,361	0
Less: Current portion of other financial liabilities	(9,328)	0
Add: Deferred finance costs, current portion	356	0
Other financial liabilities, net of current portion and deferred finance costs	$ 163,389	$ 0